Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2017	December 31, 2016
VAT and other tax credits	2,186	2,526
Insurance claims receivable, net	1,025	1,744
Deferred insurance premiums	1,074	2,042
Advances to suppliers	192	1,285
Other	1,706	2,195

Total prepaid expenses and other current assets	$6,183	$9,792

See Note 2(g) for insurance claims receivable.